Income tax - Income tax (expense) benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current tax (expense) benefit
Current year	$ (43)	$ (101)		$ (190)
Adjustments for prior years	0	(1)		1
Current tax expense (benefit) and adjustments for current tax of prior periods	(43)	(102)		(189)
Deferred tax (expense) benefit
Origination and reversal of temporary differences	(95)	93		128
Adjustments for prior years	4	7		(4)
Deferred tax expense (benefit)	(91)	100		124
Income tax (expense) benefit	$ (134)	$ (2)	[1]	$ (65)	[1]

[1]	The information presented has been revised to reflect the presentation of certain businesses as discontinued operations. Refer to notes 2.6 and 7 for additional information.